Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	$ 333,838	$ 391,319	$ 1,026,756	$ 1,141,593
Total equipment trading revenues:	16,943	11,493	45,269	35,610
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	125,396	148,562	391,115	407,915
Total equipment trading revenues:	1,107	3,840	5,271	12,313
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	174,823	208,620	536,650	612,491
Total equipment trading revenues:	3,785	2,620	8,207	7,159
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	14,357	17,340	45,378	72,885
Total equipment trading revenues:	8,863	3,153	24,139	9,850
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	1,138	1,081	3,333	3,203
Total equipment trading revenues:	0	0	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	18,124	15,716	50,280	45,099
Total equipment trading revenues:	$ 3,188	$ 1,880	$ 7,652	$ 6,288